Cover	Jan. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2025
Entity File Number	001-41382
Entity Registrant Name	i-80 GOLD CORP.
Entity Central Index Key	0001853962
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	5190 Neil Road, Suite 460
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Country	US
Entity Address, Postal Zip Code	89502
City Area Code	775
Local Phone Number	525-6450
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	IAUX
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false